Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis

A summary of financial liabilities that are measured at fair value on a recurring basis were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
March 31, 2017
Deferred compensation liabilities	$—	$17.9	$—	$17.9
December 31, 2016
Deferred compensation liabilities	$—	$14.8	$—	$14.8

Financial liabilities that are measured at fair value on a recurring basis were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2016
Deferred compensation liabilities	—	$14.8	—	$14.8
December 31, 2015
Deferred compensation liabilities	—	$53.7	—	$53.7

Carrying Amounts and Fair Values of Financial Instruments

The carrying amounts and fair values of financial instruments were as follows ($ in millions):

	March 31, 2017		December 31, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term borrowings	$3,262.7	$3,240.5	$3,358.0	$3,321.4
The carrying amounts and fair values of financial instruments were as follows ($ in millions):

	December 31, 2016
	Carrying Amount	Fair Value
Long-term borrowings	$3,358.0	$3,321.4